Investment Revenue (Loss) - Summary of Investment Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment Loss [Abstract]
Investment loss	$ (9,258)	$ (65,164)